Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Line Items]
Payroll receivables	$ 10.8	$ 5.8
Prepayments	81.6	50.8
Value Added Tax and import duties	123.2	106.9
Diesel rebate	3.3	1.8
Other	17.7	19.8
Trade and other receivables	380.7	337.8
Gold sales
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	101.9	123.3
Copper concentrate
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	31.0	16.5
Other
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 11.2	$ 12.9